Debt and Other Borrowings (Tables)	9 Months Ended
Dec. 25, 2020
Debt Disclosure [Abstract]
Schedule of Debt Obligation

The following is a summary of obligations under the Company’s Senior Secured Credit Facilities and other borrowings at December 25, 2020 and March 27, 2020:

	December 25, 2020	March 27, 2020
Senior Secured Term Loan	$25,000	$—
Unsecured Revolving Credit Facilities	—	43,000

Total Debt	25,000	43,000
Less debt payable within one year	—	43,000

Debt payable after one year	$25,000	$—

Schedule of Principal Maturities of Debt Obligations	The principal maturities of debt obligations outstanding were as follows at December 25, 2020:

Remainder of 2021	$—
2022	—
2023	—
2024	—
2025	—
Thereafter	25,000

Total	$25,000